Financial instruments	12 Months Ended
Dec. 31, 2025
Financial instruments
Financial instruments

(11) Financial instruments

-Accounting principles-

Non-derivative financial assets

Non-derivative financial assets comprise cash and cash equivalents, receivables and other financial assets including derivatives.

Recognition and initial measurement:

Non-derivative financial assets are recognized when the Group becomes a party to the contractual provisions of the instrument.

Purchases and sales of non-derivative financial assets in the normal course of business are accounted for at the trade date.

Dividend and interest income are recognized when earned. Gains or losses, if any, are recorded in other financial income and other financial expense.

Non-derivative financial assets are derecognized when the rights to receive cash flows from the asset have expired or the Group has transferred its rights to receive cash flows from the asset. At initial recognition, the Group measures non-derivative financial assets at their fair value, plus, in the case of a financial asset not measured at fair value through profit or loss (FVtPL), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVtPL are expensed in the Consolidated Income Statement.

Classification and subsequent measurement:

The Group classifies its non-derivative financial assets in the following measurement categories:

●	those that are measured subsequently at fair value;
●	those that are measured at amortized cost.

In assessing the classification, the Group considers the business model for managing the financial assets and the contractual terms of the cash flows.

For assets measured at fair value, gains and losses will be recorded in either the Consolidated Income Statement (FVtPL) or in Other Comprehensive Income (FVtOCI).

For debt investments, assets are reclassified between FVtOCI, FVtPL and amortized cost only when its business model for managing those assets changes.

Offsetting of financial instruments

Financials assets and liabilities are only offset, and the net amount presented in the consolidated statement of financial position when, and only when, the Group has the legal right to offset the amounts and either to settle on a net basis or to realize the asset and settle the liability simultaneously.

Cash and cash equivalents

Cash and cash equivalents include cash balances, certain money market funds and short-term highly liquid investments with an original maturity of three months or less that are readily convertible into known amounts of cash.

Other financial assets

Other financial assets include convertible loans, derivatives and deposits.

Debt instruments

Debt instruments include those subsequently carried at amortized cost, those carried at FVtPL or those carried at FVtOCI.

Classification depends on the Group’s business model for managing the asset and the cash flow characteristics of the asset.

Debt instruments that are held for collection of contractual cash flows, where those cash flows represent solely payments of principal and interest, are measured at amortized cost and are subject to impairment. Interest income from these financial assets is included in Finance income using the effective interest rate method.

Debt instruments that are held for collection of contractual cash flows and for selling the financial assets, where the assets’ cash flows represent solely payments of principal and interest, are measured at FVtOCI and subject to impairment.

Movements in the carrying amounts are taken through OCI, except for the recognition of impairment gains or losses, interest revenue and foreign exchange gains and losses, which are recognized in the Consolidated Income Statement.

When the financial asset is derecognized, the cumulative gain or loss previously recognized in OCI is reclassified from equity to the Consolidated Income Statement. Interest income from these financial assets is included in financial income using the effective interest rate method. Debt instruments that do not meet the criteria for amortized cost or FVtOCI are measured at FVtPL. A gain or loss on a debt investment that is subsequently measured at FVtPL is recognized in the Consolidated Income Statement in the period in which it arises.

Other Equity investments where the Group does not possess control or significant influence

For those equity investments over which the Group has neither control nor significant influence and which are therefore measured in accordance with IFRS 9, classification will depend on whether the Group has made an irrevocable election at the time of initial recognition to account for the equity investment at fair value through other comprehensive income (FVtOCI).

For those equity investments over which the Group has neither control, joint control nor significant influence and which are therefore measured in accordance with IFRS 9, both FVtOCI and FVtPL, the Group follows the following hierarchy determined by the unique nature of the investments. Observable market prices are the primary method when available. When these are not available but there has been an external financing round or a capital transaction with a new investor of the equity investment in which the Group did not participate, this would be taken into account.

In the absence of such an event, the Group assesses qualitative factors, such as scientific progress, as well as an analysis of the cash position of the investment. In case of promising scientific development, the acquisition costs are considered to be the best estimate of the fair value. Should the investment be a possible going concern risk with no further positive qualitative factors, the Group uses Net Asset Value as a proxy for the fair value of the investment.

The investments in early-stage companies are mainly of a strategic nature and are made for the purpose of promoting new business models and, in particular, the development of products and/or technology platforms in pharmaceutical research.

Where the Group has elected to present fair value gains and losses on equity investments in OCI, there is no subsequent reclassification of fair value gains and losses to the Consolidated Income Statement following the derecognition of the investment. Dividends (if any) from such investments continue to be recognized in the Consolidated Income Statement when the Group’s right to receive payments is established.

Debt and other financial liabilities

Debt and other financial liabilities, excluding derivative financial liabilities and provisions, are initially measured at fair value and, in the case of debt and payables, net of directly attributable transaction costs. Debt and other financial liabilities are subsequently measured at amortized cost using the effective interest rate method. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate.

Debt and other financial liabilities are derecognized when the obligation under the liability is discharged, cancelled or has expired.

Derivative financial instruments

All derivative financial instruments are accounted for at the trade date and classified as current or non-current assets or liabilities based on the maturity date or the early termination date.

The Group measures all derivative financial instruments at fair value that is derived from the market prices of the instruments, calculated on the basis of the present value of the estimated future cash flows based on observable interest yield curves, basis spread, credit spreads and foreign exchange rates, or derived from option pricing models, as appropriate.

Gains or losses arising from changes in fair value of derivative financial instruments are recognized in the Consolidated Income Statement. The Group does not apply hedge accounting in accordance with IFRS 9 nor IAS 39.

Impairment of financial assets

The Group recognizes an allowance for expected credit losses (ECLs) for trade receivables. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive.

For all trade receivables and contract assets, the Group applies the IFRS 9 simplified approach to measuring ECLs.

To measure the ECLs on trade receivables and contract assets, the Group takes into account credit-risk concentration, collective debt risk based on average historical losses as well as days past due.

The Group also may factor in specific circumstances such as serious adverse economic conditions in a specific country or region, and other forward-looking information.

The Group may also apply individual credit losses on identified trade account receivables or contract assets depending on individual circumstances.

Other financial income and expense

Financial income comprises interest income on funds invested (including financial assets), dividend income, net gains on the disposal of financial assets, net fair value gains on financial assets at FVtPL, net gains on the remeasurement to fair value of any pre-existing interest in an acquiree, and net gains on foreign exchange impacts that are recognized in the Consolidated Income Statement.

Other financial income is recognized on an accrual basis in the Consolidated Income Statement, using the effective interest method. Dividend income is recognized in the Consolidated Income Statement on the date that the Group’s right to receive payment is established, which in the case of quoted securities is normally the ex-dividend date.

Other financial expenses comprise interest expenses on borrowings, unwinding of the discount on provisions and contingent consideration, losses on disposal of financial assets, net fair value losses on financial assets at FVtPL, impairment losses recognized on financial assets (other than trade receivables), net interest expenses related to defined-benefit plans, interest on lease liabilities and net losses on foreign exchange impacts that are recognized in the Consolidated Income Statement.

Evotec’s interest expenses relate primarily to financial liabilities measured at amortized cost.

- Other financial income and expense -

In 2025, other financial income of € 4,424k (2024: € 2,435k; 2023: € 9,263k) relates to interest income arising from financial assets using the effective interest method. In 2025, other financial expense of € (14,442)k (2024: € (11,699)k; 2023: € (11,739)k) relates to interest expense from financial liabilities not measured at FVtPL.

-Cash and cash equivalents and short-term investments-

The balances of cash and cash equivalents as of December 31, 2025 and December 31, 2024 are as follows:

in k€	2025	2024
Cash at banks and on hand	184,461	302,825
Short-term deposits	75,000	—
Money market funds	159,056	3,562
Total	418,517	306,387

Money market funds and short-term deposits are measured at FVtOCI. As of December 31, 2025, € 16,731k of the cash balances with credit institutions are restricted (December 31, 2024: € 12,931k). This amount includes grants for specific projects and rent deposits.

The balance of short-term investments is € 57,873k as of December 31, 2025 (December 31, 2024: € 90,413k). Short-term investments include restricted term deposits of € 16,861k as of December 31, 2025 (December 31, 2024: € 20,483k), serving as security for several bank loans (see ‘Loan Liabilities’ below). Short-term investments also include corporate bonds in the amount of € 41,012k as of December 31, 2025 (December 31, 2024: € 69,930k). Restricted short-term investments are measured at amortized cost and corporate bonds are measured at FVtOCI.

In 2025, losses on cash equivalents previously recognized in OCI were reversed and recorded in P&L amount to € (276)k. No gains and losses were recorded in 2024. In 2025 no gain and losses on short-term investments previously recognized in OCI were reversed and recorded in P&L. In 2024, a gain of € 9,052k and a loss of € (1,771)k were reversed from OCI and recorded in P&L.

As of December 31, 2025, gains on cash equivalents recorded in OCI amount to € 94k, while no gains were recorded as of 31 December 2024. There have been no losses on cash equivalents recorded in OCI as of December 31, 2025 (December 31, 2024: € (1,257)k).

As of December 31, 2025, gains on short-term investments recorded in OCI amount to € 1,813k (31 December 2024: € 3,405k). There have been no losses on short-term investments recorded in OCI as of December 31, 2025 and December 31, 2024.

-Other current financial assets-

Other current financial assets (December 31 2025: € 20,217k; December 31 2024: € 4,290k) mainly include derivatives, interest receivables, financial deposits and other financial assets. The increase compared to the previous year is predominantly related to a receivable for an additional purchase price payment of € 12,161k as of December 31, 2025 arising from the sale of Just EU.

-Other long term investments-

The development of investments measured at fair value in accordance with IFRS 9 is shown below:

in k€	2025	2024
Balance at January 1	34,370	135,593
Additions	10,893	7,532
Reclassified as Held for Sale	(3,830)	—
Disposals	(1,918)	(69,370)
Fair value adjustments recognized in profit or loss	4,269	(34,310)
Adjustments to fair value, recognized in OCI	(1,144)	(5,075)
Balance at December 31	42,640	34,370

The four biggest additions were related to Tubulis (2025: € 3,634k; 2024: € 1,116k), Aurobac Therapeutics (2025: € 2,500k; 2024: €—k), Mission BioCapital V LP (2025: € 1,802k; 2024: € 1,390k) and Curie Bio Seed Fund I LP (2025: € 1,287k; 2024: € 2,214k). While Evotec has only participated in financing rounds for already existing investments, the investment in Aeovian Pharmaceuticals Inc. was reclassified as Held for Sale (€ 3,830k) in Q3 2025 following receipt of the Letter of Intent and management’s assessment that the sale is highly probable. The disposal of € 1,918k in 2025 relates to a return of capital in the form of a dividend from one of our long-term investments. The disposal of € 69,370k in 2024 relates to the sale of Recursion Pharmaceuticals Inc. (formerly known as Exscientia).

Evotec periodically assesses the fair value of its investments and takes into account quantitative and qualitative information. The three biggest fair value adjustments are related to Aeovian Pharmaceuticals (2025: € 3,500k; 2024: € (3,866)k), Tubulis (2025: € 1,597k; 2024: € 4,314k), offset by the decrease in Curie Bio Seed Fund I LP (2025: € (1,140)k; 2024: € 1,518k).

The loss of € (1,144)k (2024: € (5,075)k) in adjustments to fair value, recognized in other comprehensive income is related to Evotec’s investment in Sernova Corp.

-Loan Liabilities-

Throughout the years 2025 and 2024, the Group met all covenants. All loans are unsecured, with the exception of loans in the amount € 16,861k, secured against short-term investments in the same amount.

				December 31,
				2025	2025	2024	2024
		Nominal interest	Maturity	Fair	Carrying	Fair	Carrying
Country of lender	Currency	Rate	until	Value	amount	Value	amount
				k€	k€	k€	k€
Germany	EUR	fixed interest rate of 0.80% to 2.00%	2026-2032	178,535	202,544	159,691	186,345
Germany	EUR	variable interest rate of 1.1% + 6M Euribor	2026	14,171	14,500	14,095	14,490
Germany	EUR	1.60%	2026-2027	40,855	42,193	54,195	58,608
Germany	EUR	1.20%	2029	3,304	3,495	4,243	4,571
Germany	EUR	1.40%	2031	12,399	13,366	14,442	15,912
Italy	EUR	1.30%	2026	114	117	236	243
Italy	EUR	variable interest rate of 4.50%	2027	190	188	315	314
France	EUR	fixed interest rate of 0.00% to 0.55%	2026-2029	—	—	6,029	7,075
				249,568	276,403	253,245	287,556

Current loan liabilities as of December 31, 2025 include interest liabilities of € 1,224k (December 31, 2024: € 1,169k). As of December 31, 2025, the Group has no outstanding undrawn line of credit (December 31, 2024: € 75,086k).

In June 2025, Evotec terminated € 250 million senior secured revolving credit facility, which was originally signed in 2024. Following changes in Evotec’s financial profile, the facility was no longer aligned with the company’s evolving funding strategy.

See “(15) Financial Risk Management” for a maturity analysis of loan liabilities.

-Leases-

The Group has lease contracts for various items of real estate, vehicles and other equipment used in its operations. The Group has multiple extension and termination options in a number of lease contracts. These are used to maximize operational flexibility in terms of managing the assets used in the Group’s operations. The options considered reasonably certain are part of lease liabilities. However, the options not considered reasonably certain are not part of lease liability, which exposes the Group to potential future cash outflows. Future cash outflows for leases that have not yet begun are set out in the explanation “(19) Commitments and contingencies”. In addition, the Group is not committed to leases not yet commenced. The Group’s lease contracts do not contain any financial covenants.

Set out below are the carrying amounts of the lease liabilities, which are due as follows:

in k€	2025	2024
Current portion of lease obligations	22,182	19,563
Long-term lease obligations	149,104	132,301
	171,286	151,863

Lease liabilities are classified within Current financial liabilities and Non-current financial liabilities on the Consolidated statement of financial position. The Group’s cash outflows for leases amounted to € 23,639k in 2025 (2024: € 24,124k; 2023: € 22,446k).

The following amounts are recognized in profit or loss:

in k€	2025	2024	2023
Depreciation expense of right-of-use assets	19,681	21,530	21,075
Interest expense on lease liability	4,623	4,727	5,831
Income from subleases	229	—	—
Expense relating to short-term leases	1,109	283	236
Expense for leases on an asset of low value	70	57	62
Total amount recognized in profit or loss	25,254	26,597	27,205

-Reconciliation of cash flow from financing activities-

The following tables show the reconciliation of cash flow from financing activities to changes in financial liabilities in 2025 and 2024.

	Loans	Lease Obligations
	in k€	in k€
Balance as of January 1, 2025	287,556	151,864
Proceeds from issuance of loans	43,961	—
Repayments	(49,740)	(23,639)
Interest Paid	(4,093)	—
Cash flow from financing activities	(9,872)	(23,639)
Non-cash transactions:
Disposal of finance lease obligation	—	(197)
Foreign currency translation and other	1,000	(12,596)
Divestment of affiliated companies	(6,700)	—
Interest expense	4,419	4,623
Issue of finance lease obligation	—	51,231
Balance as of December 31, 2025	276,403	171,286

	Loans	Lease Obligations
	in k€	in k€
Balance as of January 1, 2024	437,058	189,140
Proceeds from issuance of loans	900	—
Repayments	(128,849)	(24,124)
Interest Paid	(5,920)	—
Cash flow from financing activities	(133,869)	(24,124)
Non-cash transactions:
Disposal of finance lease obligation	—	(27,604)
Foreign currency translation	—	6,027
Divestment of affiliated companies	—	(3,543)
Reclassification(1)	(21,700)	—
Interest expense	6,067	4,727
Issue of finance lease obligation	—	7,241
Balance as of December 31, 2024	287,556	151,864
1)	Reclassified into non-current deferred income as Evotec has met terms to qualify for loan forgiveness.

-Current financial liabilities-

As of December 31, 2025, current financial liabilities amounted to € 104,720k (2024: € 50,795k) and consist of current loan liabilities of € 81,499k (2024: € 27,114k), the current portion of lease obligations of € 22,182k (2024: € 19,563k) as well as other current financial liabilities of € 1,038k (2024: € 4,118k). Other current financial liabilities includes negative fair values of forward exchange contracts.